SHAREHOLDERS EQUITY (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 14, 2021	Sep. 11, 2020	Jan. 21, 2021	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Apr. 07, 2020
Preferred stock, par value				$ 0.01	$ 0.01
Preferred shares authorized				5,000,000	5,000,000	5,000,000
Subscribed capital not paid				$ 1,500,000
Subscribed capital				$ 1,574,803	$ 1,574,803
Number of shares selling					117,875,323
Common stock, authorized					1,000,000,000	1,000,000,000
Common stock, par value					$ 0.001	$ 0.001
Platinum International Biotech Co. LTD [Member]
Common stock, outstanding				10,152,284	10,152,284
Number of shares selling				10,152,284	10,152,284		10,000,000
Common stock, authorized				500,000,000	500,000,000
Common stock, par value				$ 0.0001	$ 0.0001
Common shares issued		152,284		10,000,000
Common stock issued, value		$ 750,000
Ordinary shares acquired			10,152,284
Shares issued during the period, shares	117,000,000
Common Class A [Member]
Common stock, outstanding				118,177,885	118,177,885	118,177,885
Number of shares selling				118,177,885	118,177,885	118,177,885
Common stock, authorized				1,000,000,000	1,000,000,000	1,000,000,000
Common stock, par value				$ 0.001	$ 0.001	$ 0.001
Common shares issued				118,177,885	118,177,885
Common Stock Class B [Member]
Common stock, outstanding				4,447	4,447	4,447
Number of shares selling				4,447	4,447	4,447
Common stock, authorized				3,750,000	3,750,000	3,750,000
Common stock, par value				$ 0.001	$ 0.001	$ 0.001
Common Stock Class A [Member]
Common stock, outstanding					118,177,885	117,000,000
Number of shares selling					118,177,885	117,000,000
Common stock, authorized					1,000,000,000	1,000,000,000
Common stock, par value				$ 0.001	$ 0.001	$ 0.001
Common Stock Class A [Member] | Liu Lina [Member]
Shares cancelled, shares	116,697,438